Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 84,467,501	$ 40,983,836	$ 30,535,845
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	45,808,750	36,608,168	24,179,633
Payment of drydocking costs	(5,320,488)	(2,922,922)
Share-based compensation	1,122,305	728,589	796,760
Amortization of deferred financing costs	2,853,043	2,154,864	959,210
Unrealized foreign exchange	(155,602)	23,274	27,489
Changes in operating assets and liabilities
Accounts receivable	4,642,465	(7,963,729)	(2,570,404)
Inventories	1,113,604	(1,102,855)	(372,516)
Prepaid expenses and other current assets	2,417,119	(2,276,611)	(6,381,560)
Accounts payable and other liabilities	(7,223,528)	12,894,233	7,787,706
Long-term accounts receivable	118,523	(316,559)
Net cash provided by operating activities	129,843,692	78,810,288	54,962,163
Cash flows from investing activities
Payment to acquire vessels	(3,502,791)	(426,118,733)	(147,454,659)
Payment for vessels under construction	(226,795,499)	(40,086,598)	(44,931,101)
Purchase of other property, plant and equipment	(108,868)	(93,352)	(403,739)
Release of short-term investments		20,000,000
Placement of short-term investments		(10,000,000)	(10,000,000)
Insurance recoveries	1,802,726
Net cash used in investing activities	(228,604,432)	(456,298,683)	(202,789,499)
Cash flows from financing activities
Proceeds from secured term loan facilities	150,000,000	243,000,000	206,528,261
Direct financing costs of secured term loan facilities	(482,979)	(6,866,564)	(2,700,000)
Repayment of secured term loan facilities	(182,625,308)	(35,751,183)	(107,649,916)
Proceeds from 9% senior unsecured bond			125,000,000
Issuance costs of 9% senior unsecured bond		(113,645)	(3,645,655)
Proceeds from issuance of stock		246,570,000	46,875,000
Issuance costs of stock	(344,775)	(15,480,485)	(25,253)
Dividends paid			(2,419,219)
Net cash provided by (used in) financing activities	(33,453,062)	431,358,123	261,963,218
Net increase (decrease) in cash and cash equivalents	(132,213,802)	53,869,728	114,135,882
Cash and cash equivalents at beginning of year	194,740,045	140,870,317	26,734,435
Cash and cash equivalents at end of year	62,526,243	194,740,045	140,870,317
Supplemental Information
Total interest paid during the year, net of amounts capitalized	28,718,874	24,242,786	6,166,338
Total tax paid during the year	$ 559,655	$ 171,056	$ 165,105